Loan payable	12 Months Ended
Apr. 30, 2018
Text block1 [abstract]
Loan payable
10.	Loan payable

During the year ended July 31, 2015, the Company secured a $1,305 (USD $1,000) loan with a lender, bearing interest at 8% per annum, compounded annually.

The full principal of $1,213 plus accrued interest of $311 for a total of $1,524 on the loan was repaid to the lender during the year ended April 30, 2018.

During the current year ended April 30, 2018, the Company secured an additional $1,283 (USD $1,000) loan (“Loan”) with a lender. The Loan is secured against certain assets of the Company and bears interest at 8% per annum, compounded and paid annually. The full principal plus accrued interest on the loan shall be repayable to the lender on October 25, 2019.

On November 17, 2015, the Company completed a private placement of secured bonds in the aggregate principal amount of $4,500 (“the Bonds”). The Bonds carried interest of 8% per annum, payable on November 12, 2016 and were secured against all of the Company’s asset that ranks pari passu with the existing debt obligations of the Company. During the year ended April 30, 2017, the bonds were extended by 6 months to May 12, 2017. On April 12, 2017, the Company elected an early repayment of the Bonds in the aggregate principal amount of $4.5 million.

Changes to the loan payable balance during the year ended April 30, 2018 and the year ended April 30, 2017, are as follows:

	Principal	Interest	Discount	Total
Balance, April 30, 2016	$5,754	$282	$(48)	$5,988
Repayment on debt	(4,500)	(538)	48	(4,990)
Interest accrual	—	536	—	536
Foreign exchange adjustment	112	—	—	112

Balance, April 30, 2017	1,366	280	—	1,646
Financing, October 25, 2017	1,283	—	—	1,283
Repayment on debt	(1,213)	(311)	—	(1,524)
Interest accrual	—	83	—	83
Foreign exchange adjustment	(154)	—	—	(154)

Balance, April 30, 2018	$1,282	$52	$—	$1,334

	April 30, 2018	April 30, 2017
Current	$—	$1,646
Non-Current	1,334	—

	$1,334	$1,646

Subsequent to the year ended April 30, 2018, the Company completed a private placement of secured bonds in the aggregate principal amount of $3,000 bond (see note 19).

The Company’s financing costs for the year ended April 30, 2018 and April 30, 2017 as reported on its Consolidated Statement of Operations and Comprehensive Income (Loss) can be summarized as follows:

For the year ended April 30,	2018	2017
Unwinding of discount on rehabilitation and closure accretion (note 11)	$64	$80
Discount unwinding on debt repaid	—	48
Extension fee	—	45
Interest expense on debt	83	536
Interest revenue	(86)	(83)

	$61	$626